Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 215,590	$ 226,122	$ 228,170
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	3,612	(4,322)	(58,335)
Sociedad Minera El Brocal S.A.A. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	165,032	167,986
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	4,246	(13,426)	(34,991)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,693	1,906
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	5,827	6,950	9,244
Minera La Zanja S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	48,642	55,613
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(6,006)	2,342	$ (32,486)
Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	223	678
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(454)	(157)
Other minor subsidiaries [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	(61)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (1)	$ (31)
Country of domicile [member] | Sociedad Minera El Brocal S.A.A. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	38.58%	38.67%	45.93%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 165,032	$ 167,986	$ 172,542
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 4,246	$ (13,426)	$ (34,991)
Country of domicile [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	40.00%	40.00%	40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 1,693	$ 1,906	$ 2,357
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 5,827	$ 6,950	$ 9,244
Country of domicile [member] | Minera La Zanja S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	46.94%	46.94%	46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 48,642	$ 55,613	$ 53,271
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(6,006)	2,342	(32,486)
Country of domicile [member] | Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	223	678	0
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(454)	(157)	(102)
Foreign countries [member] | Other minor subsidiaries [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	(61)	0
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (1)	$ (31)	$ 0